SHORT-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2015
SHORT-TERM DEBT.
Summary of short-term debt

	2014	2015
	RMB	RMB
Short-term borrowings	3,132,061,011	4,544,819,828
2017 and 2018 Convertible Senior Notes (Note 17)	428,427,630	5,507,036,892
Qunar CB (Note 16)	—	2,658,356,678

Total	3,560,488,641	12,710,213,398